Long-Term Investments, Net (Details) $ in Thousands				12 Months Ended
	Sep. 13, 2024 USD ($)	Sep. 13, 2024 HKD ($)	May 28, 2024 USD ($)	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Aug. 02, 2024 USD ($) shares
Long-Term Investments, Net [Line Items]
Cash consideration	$ 6,000	$ 49
Impairment loss of long-term investments				$ 290,000
Investment A [Member]
Long-Term Investments, Net [Line Items]
Percentage of outstanding share capital			2.47%
Aggregate purchase price			$ 290,000
Investment B [Member]
Long-Term Investments, Net [Line Items]
Percentage of outstanding share capital	4.90%	4.90%		0.53%
Ordinary shares (in Shares) | shares							10
Subscription price							$ 368,000
Cumulative unrealized impairment				$ 290,000
Investment B [Member] | Class A Ordinary Shares [Member]
Long-Term Investments, Net [Line Items]
Share issued (in Shares) | shares				500,000